Expense Example - FidelityAdvisorBalancedFund-AMCIZPRO - FidelityAdvisorBalancedFund-AMCIZPRO - Fidelity Advisor Balanced Fund	Oct. 30, 2023 USD ($)
Fidelity Advisor Balanced Fund - Class A
Expense Example:
1 year	$ 654
3 years	822
5 years	1,004
10 years	1,530
Fidelity Advisor Balanced Fund - Class C
Expense Example:
1 year	260
3 years	496
5 years	855
10 years	1,666
Fidelity Advisor Balanced Fund - Class M
Expense Example:
1 year	455
3 years	678
5 years	919
10 years	1,610
Fidelity Advisor Balanced Fund - Class I
Expense Example:
1 year	58
3 years	183
5 years	318
10 years	714
Fidelity Advisor Balanced Fund - Class Z
Expense Example:
1 year	46
3 years	144
5 years	252
10 years	$ 567